Stockholders' Equity - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 10, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Preferred stock, shares authorized		10,000,000		10,000,000	10,000,000
Preferred Stock, value per share		$ 0.001		$ 0.001	$ 0.001
Preferred stock, issued shares		0		0	0
Preferred stock, outstanding shares		0		0	0
Common stock, authorized shares		200,000,000		200,000,000	200,000,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001
Common stock, sale of price per share	$ 0.001
Common stock, issued shares		35,751,956		35,262,083	34,611,213
Proceeds from Issuance of Common Stock		$ 1,000	$ 61,000	$ 60,000	$ 1,298,000
Common stock, outstanding shares		35,751,956		35,262,083	34,611,213
Common Stock
Class Of Stock [Line Items]
Common stock, outstanding shares		35,751,956	34,976,409	35,262,083	34,611,213	33,964,000
Equity Distribution Agreement | Common Stock
Class Of Stock [Line Items]
Common stock, sale of price per share	$ 0.001
Sales Agent Commission	3.00%
Equity Distribution Agreement | Common Stock | Maximum
Class Of Stock [Line Items]
Proceeds from Issuance of Common Stock	$ 125,000
ATM Program | Common Stock
Class Of Stock [Line Items]
Proceeds from Issuance of Common Stock			$ 50,000
Common stock shares issued and sold		0	12,767